April 29, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Northwestern Mutual Series Fund, Inc. (“Registrant”)

Registration No.’s 2-89971; 811-3990

EDGAR CIK No. 0000742212

Ladies and Gentlemen:

On February 19, 2016, the Registrant filed with the Securities and Exchange Commission (“SEC”) Post-Effective Amendment No. 61 to the Registrant’s registration statement on Form N-1A (the “Registration Statement”) under Rule 485(a)(1) of the Securities Act of 1933, as amended (the “Securities Act”), which filing was also submitted as Post-Effective Amendment No. 62 to the Registrant’s Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”). The Registration Statement includes the offering documents for the Registrant’s currently effective 27 series (each, a “Portfolio” and together, the “Portfolios”).

The Registrant has attached for filing pursuant to paragraph (b) of Rule 485 under the Securities Act Post-Effective Amendment No. 62 to the Registration Statement. This filling is also submitted as Post-Effective Amendment No. 63 to the Registrant’s Registration Statement under the 1940 Act. The primary purpose of this filing is to respond to oral comments received on April 4, 2016 from Mr. Keith Gregory of the SEC staff (the “Staff”) on Post-Effective Amendment No. 61/62. The filing also updates certain financial information contained in the Registration Statement, and contains other routine and immaterial marked changes.

The following paragraphs provide the Registrant’s response to comments received. Each comment has been repeated below and the Registrant’s response follows.

1)	Comment: Please update or complete information missing from, or bracketed within, Post-Effective Amendment No. 61 in connection with the effective date of Post-Effective Amendment No. 62.

Response: The Registrant notes that, at the time it filed Post-Effective Amendment No. 61, it did not yet have available final financial information and other routine information that was missing from, or not yet updated in, Post-Effective Amendment No. 61. The Registrant confirms that Post-Effective Amendment No. 62 filed herewith includes such updated and completed information.

2)

Comment: Please review the principal investment strategies and principal risks disclosure for each Portfolio in the Registrant’s prospectus and ensure that the disclosure does not include investment strategies and risks that are non-principal. If an investment strategy or risk is non-principal, then please move that disclosure to another section of the prospectus following the Item 9 disclosure and clearly mark it as non-principal. The Staff notes in particular certain investment strategies that indicate a Portfolio “may” invest in certain securities, for example, certain equity securities such as preferred stock, warrants and rights, and certain fixed income securities such as Rule 144A securities and when issued or delayed delivery securities. Please refer to the Staff’s guidance entitled “Guidance Regarding Mutual Fund Enhanced Disclosure” (June 2014, No. 2014-08).

Response: The Registrant has reviewed the principal investment strategies and risks disclosure for each Portfolio, including but not limited to the examples identified in the Comment, and made such revisions it deemed necessary to limit the disclosure to those investment strategies and risks that are principal to the management of each Portfolio. The Registrant notes supplementally that it referred to the Staff’s guidance noted in the Comment in connection with this review.

3)

Comment: Please review each Portfolio’s risk disclosure in the Registration Statement in light of current market conditions and revise the disclosure as appropriate pursuant to the Staff’s recent guidance entitled “Fund Disclosure Reflecting Risks Related to Current Market Conditions” (March 2016, No. 2016-02).

Response: The Registrant has reviewed each Portfolio’s risk disclosure and the Staff’s guidance noted in the comment, and made revisions, as appropriate. In particular, the Registrant has revised the disclosure under the heading “More About Principal Investment Strategies and Risks – Fixed Income Securities – Market Developments” in the prospectus.

4)

Comment: With respect to the Growth Stock Portfolio, the Staff notes that a fee waiver must be in effect for at least one year from the effective date of the Registration Statement in order to be reflected in the Fees and Expenses table. Please update or delete the footnote and related line items. This comment relates to all Portfolios, as appropriate.

Response: Information regarding fee waivers and expense limitations shown in the Portfolios’ respective Fee and Expenses tables reflects fee waiver and expense limitation agreements that are in effect on May 1, 2016 (the effective date of the Registration Statement) and that will remain in effect through at least April 30, 2017. Accordingly, the Registrant confirms that information regarding fee waiver and expense limitation agreements is reflected in the Portfolios’ respective Fees and Expenses tables only for periods during which they are effective.

5)

Comment: With respect to the Growth Stock Portfolio, please include the required language in the narrative to the Example relating to fee waiver arrangements. The Staff notes that fee waivers may be reflected in the Example only for period(s) in which the arrangements are expected to continue. This comment applies to all applicable Portfolios.

Response: In response to the Staff’s comment, the Registrant has added the following sentence to the narrative to the Example for those Portfolios that reflect a fee waiver or expense reimbursement, as applicable, in its Fees and Expenses table:

“The Example reflects adjustments made to the Portfolio’s operating expenses due to the [fee waiver] [expense reimbursement] agreement with the investment adviser for the first year only.”

The Portfolios include the Growth Stock, Focused Appreciation, Large Company Value, Equity Income, Index 400 Stock, Mid Cap Value, Index 600 Stock, Small Cap Value, International Equity, Emerging Markets Equity, Select Bond, Long-Term U.S. Government Bond, Inflation Protection, Multi-Sector Bond, Balanced, Asset Allocation Portfolios.

6)

Comment: The Staff notes that disclosure in the “Principal Investment Strategies” sections for certain Portfolios uses complex or vague terms and phrases and/or industry jargon. Please review the principal investment strategies disclosure for all Portfolios and revise any such terms and phrases in accordance with the plain English standard.

The Staff notes the following non-exclusive examples of complex terms and phrases and/or industry jargon: (i) “valuation on both a relative and absolute basis,” “value potential,” “improving profitability prospects, “modestly priced products and services” (see Large Cap Blend Portfolio); (ii) “bottom up research process” (see Growth Stock Portfolio); (iii) “quality metrics,” “business momentum,” “business improvements,” “relative misvaluations,” “revenue and margin drivers” (see Small Cap Growth Portfolio); (iv) “risk-return characteristics” and “industry factors” (see High Yield Bond Portfolio).

The Staff notes the following non-exclusive examples of vague disclosure: (i) “The Portfolio seeks to reduce overall risk by diversifying its assets in an appropriate manner.” (see Growth Stock Portfolio); (ii) “The Portfolio may purchase securities in a number of different ways to seek higher rates of returns.” (see Inflation Protection Portfolio); (iii) “The Portfolio may sell securities that the adviser believes will no longer contribute to meeting its investment objective.” (see Domestic Equity Portfolio).

Response: In response to the Staff’s comment, the Registrant has reviewed its prospectus, with particular attention paid to the Summary Section for each Portfolio, and believes it has revised such terms and phrases, as appropriate, to conform to the plain English standard. The Registrant confirms supplementally that it did not limit its review or revisions only to those terms and phrases identified by the Staff in the comment.

7)

Comment: For Portfolios that include a non-diversification risk factor in the “Principal Risks” section, please explain or enhance the disclosure in the “Principal Investment Strategies” section to state the Portfolio is non-diversified and explain the effects of non-diversification. (See, e.g., Inflation Protection Portfolio) (See Item 4(b)(1)(iv) of Form N-1A. )

Response: In response to the Staff’s comment, the disclosure under “Principal Investment Strategies” relating to non-diversification in the Summary Section for the applicable Portfolios has been revised to include additional information regarding the effects of non-diversification. (See Focused Appreciation, Index 500 Stock, Index 400 Stock, Index 600 Stock, Inflation Protection Portfolios.)

8)

Comment: For Portfolios with disclosure in the “Principal Investment Strategies” section that indicate the Portfolio may be non-diversified (for example, because the Portfolio invests in a limited number of stocks), please so indicate in the “Principal Investment Strategies” section and include a non-diversification risk factor in the “Principal Risks” section, if appropriate. (See, e.g., Large Cap Blend and Focused Appreciation Portfolios).

Response: The Registrant notes that only the Focused Appreciation, Index 500 Stock, Index 400 Stock, Index 600 Stock, and Inflation Protection Portfolios are classified as “non-diversified” under Section 5 of the 1940 Act; all of the Registrant’s other Portfolios are classified as “diversified” under Section 5. The Registrant confirms that the “Principal Investment Strategies” section for each non-diversified Portfolio includes the disclosure required by Item 4 of Form N-1A relating to non-diversification and includes a “Non-diversification Risk” factor in the “Principal Risks” section of the Summary. Certain of the Registrant’s other Portfolios, although classified as “diversified” under Section 5, may hold larger positions in a smaller number of issuers as part of its principal investment strategies (see Large Cap Blend and Domestic Equity Portfolios). In order to address the risks associated with focusing investments in a more limited number of issuers, each such Portfolio includes a “Focus Risk” factor, which the Registrant believes is adequate to inform investors of the risks associated with investing in a more limited number of issuers.

9)

Comment: The Staff notes that some of the Registrant’s Fixed Income Portfolios do not disclose figures for both maturity and duration. For point of reference, please disclose maturity where duration is disclosed. Similarly, please disclose duration to give investors an idea of the interest rate sensitivity of the Portfolio.

Response: The Registrant notes supplementally that the principal investment strategies for certain Fixed Income Portfolios do not target an average effective maturity and/or an average effective duration. However, in response to the Staff’s comment, the Registrant has reviewed the principal investment strategies of each of the Fixed Income Portfolios with respect to maturity and duration targets and revised the disclosure, as appropriate.

10)

Comment: The Staff notes that the “Principal Investment Strategies” sections for certain Portfolios include disclosures without corresponding risk disclosure. Please consider including the following risk factors in the “Principal Risk” section for the Portfolios, if appropriate.

a)

Please consider adding an ADR risk factor for the Registrant’s International Portfolios and any other Portfolios that invest in foreign and emerging market companies (see, e.g., Large Company Value Portfolio).

Response: In response to the Staff’s comment, the Registrant has added a separate “ADR Risk” factor to the “Principal Risks” section of the applicable Portfolios and correspondingly removed such disclosure from the “Foreign Investing Risk” factor.

b)	Please consider adding a money market fund risk factor for the Multi-Sector Bond Portfolio.

Response: The Registrant has reviewed the “Principal Investment Strategies” and “Principal Risks” disclosure in the Portfolio’s Summary and believes that the current risk disclosure accurately reflects the principal risk profile of the Portfolio’s principal investment strategies.

c)	Please consider adding a small-cap, mid-cap, and/or micro-cap risk factor for the International Growth Portfolio and a micro-cap risk factor for the Balanced Portfolio.

Response: The Registrant notes that the “Principal Risks” section of the International Growth Portfolio’s Summary includes a “Small and Mid Cap Company Risk” factor. The Registrant confirms supplementally that investments in micro-cap companies, while not prohibited, are not principal to the investment strategies and do not pose a principal risk to the Portfolio.

The Registrant notes that the “Principal Risks” section of the Balanced Portfolio’s Summary includes a “Micro Cap Company Risk” factor relating to its potential exposure to investments in micro-cap companies.

d)	Please consider adding a risk factor relating to unrated securities for the Fixed Income Portfolios.

Response: The Registrant believes that risk relating to quality determinations for unrated securities is more accurately characterized as a risk of active management like other determinations made by the adviser, sub-adviser and portfolio managers. Accordingly, in response to the Staff’s comment, the Registrant has revised the “Active Management Risk” factor for the Fixed Income Portfolios as follows to capture the risk associated with the adviser’s quality determinations with respect to unrated securities:

“¡ Active Management Risk – The adviser’s investment strategies and techniques may not perform as expected and the adviser’s quality determinations with respect to securities that are unrated by the major credit rating agencies may be inaccurate, which could cause the Portfolio to underperform other mutual funds or lose money.” (emphasis added)

11)	Comment: Please consider clarifying or enhancing the following principal risk disclosure:

a)

For Portfolios that invest in business development companies (“BDCs”) as part of their principal investment strategies (e.g., Small Cap Value Portfolio), please consider including a BDC risk factor separate from the risk disclosure relating to the Portfolio’s investment in other investment companies as the risks of BDCs are significantly different than those other investment companies.

Response: The Small Cap Value Portfolio’s investments in BDCs are part of a broader component of its overall principal investment strategies to invest in other investment companies. The Registrant believes that including a separate BDCs risk factor would overstate the significance of BDCs to the Portfolio’s investment strategy. The Registrant believes that the current risk disclosure for BDCs within the “Other Investment Companies Risk” factor in the Summary Section and the risk disclosure under “Securities of Other Investment Companies” in the Statutory Prospectus is appropriate and sufficient to communicate the risks posed to the Portfolio by BDCs based on the Portfolio’s level of investment. Accordingly, the Registrant respectfully declines to include a separate BDCs risk factor in the Portfolio’s Summary. The Registrant supplementally confirms that none of the other Portfolios invest in BDCs as part of their principal investment strategies.

b)

For Portfolios that invest in real estate investment trusts (“REITs”) as part of their principal investment strategies (e.g., Small Cap Value Portfolio), please consider adding disclosure that explains the three primary types of REITs, including equity REITs, mortgage REITs, and hybrid REITs.

Response: In response to the Staff’s comment, the Registrant reconsidered the disclosure relating to the Small Cap Value Portfolio’s investments in REITs and continues to believe that the related disclosure in the Registrant’s Statutory Prospectus (Item 9) accurately describes the Portfolio’s investment in REITs, and that the related disclosure in the Portfolio’s Summary Section (Item 4) is an accurate and appropriate summary of the information in accordance with the instructions to Item 4 and Item 9 of Form N-1A. Accordingly, the Registrant respectfully declines to make further revisions to the disclosure.

c)

For Portfolios that may invest in “special situations” as part of their principal investment strategies (e.g., Small Cap Value Portfolio), please disclose the events that constitute special situations.

Response: The Registrant’s Small Cap Value and Equity Income Portfolios may invest in “special situations” as part of their principal investment strategies. In response to the Staff’s comment, the Registrant reconsidered the special situations and continues to believe that the current disclosure accurately describes the events that constitute a special situation. Specifically, the current disclosure states that such events may include “a change in management, a reorganization, a spin-off of the business line, a special dividend, or some other extraordinary corporate event, a new product introduction or a favorable competitive development.” The

Registrant notes supplementally that this disclosure was reviewed and revised in connection with Post-Effective Amendment No. 58 to the Registration Statement, effective May 1, 2015. Accordingly, the Registrant respectfully declines to make further revisions to the disclosure.

d)

For Portfolios that invest in exchange-traded funds (“ETFs”) as part of their principal investment strategies (e.g., Balanced Portfolio), please include other risks of investing in ETFs such as trading halts in both the applicable Portfolios’ Item 4 and Item 9 disclosures.

Response: In response to the Staff’s comment, the Registrant has added the following disclosure to the “Exchange Traded Funds Risk” factor that appears in the Summary Section (Item 4) for those Portfolios that may invest in ETFs as part of their principal investment strategies:

“Trading of an ETF’s shares may be halted by the exchange, in which case the Portfolio would be unable to sell its ETF shares unless and until trading is resumed.”

In addition, the following disclosure was added to the “Securities of Other Investment Companies – Risks of Investing in ETFs” in the Registrant’s Statutory Prospectus (Item 9) disclosure:

“Furthermore, trading of an ETF’s shares may be halted by the exchange on which the ETF is listed, in which case a Portfolio would be unable to sell its shares of the ETF unless and until trading is resumed.”

e)

For Portfolios that invest in equity securities as part of their principal investment strategies (e.g., Multi-Sector Bond and Long-Term U.S. Government Bond Portfolios), please add a reference to preferred stock in the “Equity Securities Risk” factor, if applicable.

Response: In response to the Staff’s comment, the Registrant has added a reference to preferred stock in the “Equity Securities Risk” factor for Portfolios that identify preferred stock in the “Principal Investment Strategies” section of the Summary.

f)	For Portfolios that include a “Liquidity Risk” factor, please include a reference to emerging market securities, if applicable (see, e.g., Focused Appreciation and Emerging Markets Portfolios).

Response: In response to the Staff’s comment, the Registrant has included a reference to emerging markets securities in the “Liquidity Risk” factor for Portfolios that identify investments in emerging market securities under “Principal Investment Strategies” section of the Summary.

12)

Comment: With respect to Portfolios that include a “Mortgage- and Asset-Backed Securities Risk” factor, please supplementally explain how much the Portfolio will invest, or is invested in, pooled investment vehicles that rely on Section 3(c)(1) and 3(c)(7) of the 1940 Act. Please also indicate in your response whether there will be a limitation of the percentage of Portfolio assets that can be invested in such instruments. Also, please indicate whether the Portfolio considers such holdings to be liquid. If so, please provide your legal basis for such determination.

Response: To the extent a Portfolio would invest in private pools under Section 3(c)(1) and 3(c)(7), the liquidity of those holdings would be reviewed by the adviser or sub-adviser under Registrant’s liquidity determination procedures and such processes and procedures as the sub-adviser may implement. Pursuant to the procedures, restricted securities are presumed to be illiquid other than Rule 144A securities and Section 4(2) commercial paper determined by the adviser or the sub-adviser, as the case may be, to be liquid taking into account the specific facts and circumstances, together with all relevant factors, including but not limited to those listed in Registrant’s liquidity determination procedures. All securities considered illiquid are subject to the Registrant’s 15% limit on illiquid investments. Illiquid holdings identified by sub-advisers are identified in regular reports made to the Registrant’s mutual fund accounting and compliance departments.

13)

Comment: For Portfolios that employ principal investment strategies that involve active and frequent trading, please include disclosure in the “Principal Risks” section that describes the effects of trading costs and tax consequences from active and frequent trading on the Portfolio’s performance.

Response: For Portfolios that engage in active and frequent trading as part of their principal investment strategies, the Registrant’s current disclosure in the Summary under the “Principal Risks” section includes a “High Portfolio Turnover Risk” factor. The risk factor states that higher brokerage expenses and other transaction costs can occur as a result of an increase in portfolio turnover from active and frequent trading, and that such costs may adversely affect the Portfolio’s performance. The Registrant believes that the current risk disclosure is responsive to the Staff’s comment. The Registrant notes supplementally that tax consequences are not applicable in the variable product context because neither the Registrant nor its shareholders (i.e., the separate accounts) are subject to tax.

14)

Comment: For Portfolios that include a “Sector Concentration Risk” factor, please identify the sector and the associated risks of any sector, if principal, in the “Principal Investments Strategies” and “Principal Risks” sections. If the Portfolio has a policy to concentrate its investments in a particular sector, please add related disclosure in both the Item 4 and Item 9 disclosures.

Response: The Registrant confirms supplementally that it is not a principal investment strategy or other investment policy for any of its Portfolios to invest in a particular sector or sectors. However, the Registrant has determined that the investment selection process employed by certain Portfolios can at times result in the Portfolio having a relatively high percentage of its assets in a particular sector or sectors; that is, sector weights for these Portfolios may be the result, but not the purpose, of the principal investment strategies and investment selection processes. For example, a Portfolio that structures its sector weights around the Portfolio’s primary benchmark (e.g., Small Cap Growth Stock Portfolio) is likely to have a high percentage of its assets in the sector or sectors that are heavily weighted within the benchmark at any given time. In addition, certain Portfolios that follow a bottom up stock selection process based on fundamental analysis (e.g., International Equity Portfolio) may also become heavily weighted in a sector or sectors from time to time as a result of where it finds investment opportunities. The Registrant notes that information on sector allocation and holdings is disclosed in its annual and semi-annual reports to shareholders as of the end of the periods covered by those reports. To the extent that the Portfolios’ principal investment strategies change to include investment in a particular sector or sectors, the Registrant would revisit the risk disclosure and make appropriate revisions.

15)

Comment: Within the “Average Annual Total Return” tables for the Portfolios, please insert parenthetical information as to whether the returns for the applicable Lipper category reflect deductions for fees, expenses or taxes, or supplementally explain why such information cannot be provided.

Response: In response to the Staff’s comment, the Registrant has added the following parenthetical adjacent to the Lipper and Morningstar peer group returns in the “Average Annual Total Return” tables for the applicable Portfolios:

“(reflects deductions for fees and expenses)”

16)

Comment: The Focused Appreciation Portfolio indicates that the Portfolio considers a company to be a large capitalization company if it has a market capitalization of more than $5 billion at the time of purchase. Please explain supplementally why the Registrant considers a company with a market capitalization of $5 billion to be a large capitalization company. Are there industry indices, classifications used by mutual fund rating organizations, or definitions used in financial publications that use a base line figure of $5 billion? (See Frequently Asked Questions About Rule 35d-1 (December 4, 2001), Question 6.) Please make conforming changes in response to this comment to other Portfolios using $5 billion as a figure to define a large capitalization company (e.g., Large Cap Core Stock, Large Cap Blend, and Equity Income Portfolios).

Response: In defining large capitalization companies, a fund may use any reasonable definition. The Registrant and its adviser and sub-advisers consider the indices and industry classifications, and other “pertinent references” they deem appropriate in establishing the threshold. For example, the Registrant notes that the low end of the capitalization range for the S&P 500 Index, a common comparative index for large cap funds, is often near or below a threshold of $5 billion. While there is disparity regarding how others define large capitalization, the Registrant believes that the $5 billion is not uncommon and it is a reasonable and appropriate definition of large cap issuers. The Registrant also believes that the definition is not misleading, as it is fully disclosed to investors.

17)

Comment: Please consider adding the following statement, or a similar statement, to the narrative disclosure in the “Performance” section for the Focused Appreciation Portfolio and any other Portfolio where its sub-adviser and/or principal investment strategies have changed:

“Prior to [May 1, 2016], the [principal investment strategies/sub-adviser] for the Portfolio was different. The performance shown may have been different if the current strategy, and current sub-adviser, had been in place.”

Response: During 2015, new sub-advisers were appointed for the Registrant’s Focused Appreciation and International Growth Portfolios. In response to the Staff’s comment, the following disclosure was added to the narrative to the “Performance” section for those Portfolios:

“Prior to July 31, 2015, the sub-adviser to the Portfolio was different. Performance shown may have been different if the current strategy, and the current sub-adviser, had been in place during the periods shown.”

Additional disclosure as added to the narrative to the “Performance” section for the Government Money Market Portfolio in response to Comment #27, below.

18)

Comment: With respect to Portfolios that disclose principal investment strategies that include investment in certain derivative instruments and/or a principal risks relating to investment in derivative instruments, please ensure that the principal strategies and principal risks disclosure describe only the principal derivative instruments to be used by the Portfolio, how such instruments will be used by the Portfolio, and that the related risk disclosure is tailored to the specific risks of such instruments. (See, e.g., Index 500 Stock, International Growth, Inflation Protection, Balanced, and Multi-Sector Bond Portfolios) (See Letter from Barry D. Miller, Associate Director – Office of Legal and Disclosure – U.S. Securities and Exchange Commission, to Karrie McMillan, General Counsel – Investment Company Institute, Re: Derivatives-Related Disclosures by Investment Companies (July 30, 2010)).

Response: With respect to the Portfolios that disclose the ability to invest in derivative instruments under “Principal Investment Strategies,” the Registrant believes the current disclosure is appropriately tailored to describe the specific types of derivative instruments to be used and the manner and purpose of their uses for the applicable Portfolio. The Registrant also believes that the risk disclosure relating to such Portfolios’ uses of derivatives under “Principal Risks” is also appropriately tailored to the respective Portfolio’s use of derivative instruments. The Registrant supplementally confirms that it reviewed the letter referenced in the Comment and continues to review and update, if necessary, the disclosure in connection with each annual update of its Registration Statement.

19)

Comment: With respect to the Large Company Value Portfolio, the last sentence in the third paragraph under “Principal Investment Strategies” refers to “income-paying history” and “income payments.” Please clarify whether these references mean dividend payments as this is an equity fund.

Response: The Registrant confirms supplementally that the references identified in the comment relate to dividend payments. Accordingly, in response to the Staff’s comment, the references to “income-paying history” and “income payments” were revised to “dividend-paying history” and “dividend payments”, respectively. The Registrant notes that identical changes were also made to the disclosure under “Principal Investment Strategies” in the Summary for the Mid Cap Value Portfolio.

20)	Comment: With respect to the Index 400 Stock Portfolio, should the reference to “issues” in the third sentence under “Principal Investment Strategies” be “issuers”?

Response: In response to the Staff’s comment, the term “issues” was revised to “stocks of the very large companies…”.

21)

Comment: With respect to the Mid Cap Value Portfolio, the Staff believes that the disclosure with respect to the capitalization range of the Portfolio’s securities in the “Principal Investment Strategies” section is unclear. Does the disclosure intend to mean that the capitalization range of such securities at the time of investment will be different from the weighted capitalization of the Portfolio generally? Please revise the disclosure as appropriate.

Response: The capitalization range of companies purchased for the Portfolio at the time of investment will fall within the capitalization range of the Russell 3000® Index, excluding the largest 100 companies. This provides a description of the size of companies on an individual basis in which the Portfolio will invest at the time of purchase. In addition, the Portfolio is managed so that its weighted capitalization falls within the capitalization range of the members of the Russell MidCap® Index. The disclosure does not intend to mean, and does not state, that the capitalization range of securities at the time of investment will necessarily be different from the weighted capitalization range of the Portfolio generally. Rather, the disclosure simply describes two different measurements of capitalization – the first relates to individual investments at the time of purchase and the other relates to the Portfolio’s weighted capitalization overall. While the two ranges are different, as disclosed in the respective parentheticals, there is significant overlap. However, the Registrant believes that the current disclosure is accurate and clear, and respectfully declines to make further revisions.

22)

Comment: With respect to the Small Cap Growth Portfolio, please provide the range of both the Russell 2000® Growth Index and the S&P Small Cap 600® Growth Index in the “Principal Investment Strategies” section.

Response: The Registrant notes that the collective range of the indices as currently disclosed under “Principal Investment Strategies” is the relevant information for defining “small capitalization companies” for purposes of the principal investment strategies; the ranges of the individual indices are not important except for the purpose of establishing the top and bottom threshold of the collective range. The Registrant believes that including the individual range for each index would unnecessarily add to the length of the Item 4 disclosure and not provide additional meaningful information about the Portfolio’s principal investment strategies. Accordingly, the Registrant respectfully declines to make the requested revisions.

23)

Comment: With respect to the Small Cap Growth Portfolio, the Staff notes that the “Principal Investment Strategies” section indicates that the Portfolio may invest in ETFs as part of its cash management strategy. Please add a line item to the “Fees and Expense” table if the acquired fund fees and expenses are greater than 0.01% or, alternatively, confirm supplementally that such fees will be included in the “Other Expense” line item.

Response: The Registrant confirms that acquired fund fees and expenses (“AFFE”) are reflected in the “Other Expenses” line item of the Portfolio’s “Fees and Expenses” table. The Registrant supplementally confirms that if AFFE for the Portfolio were 0.01% or more, a separate line item under “Other Expenses” would be shown.

24)

Comment: With respect to the Small Cap Growth Portfolio, please supplementally explain why the Registrant believes the Russell 2000® Growth Index is a broad-based securities market index. The Staff believes that this index may be presented as an additional index pursuant to Item 27(b)(7) of Form N-1A and related instructions 5 and 6 as it would appear to be narrowly based and related to the Portfolio’s particular sector. Please revise and include an appropriate broad-based securities market index. (See Item 4(b)(2)(iii) of Form N-1A.) Please make a conforming change for all Portfolios that use more narrowly based, sector specific, indexes as their broad-based securities market index in the Average Annual Total Return table. For example, Portfolios using an index with “growth” or “value” in the name (see, e.g., Growth Stock, Focused Appreciation, Small Cap Value, and International Growth Portfolios).

Response: Item 4(b)(2)(iii) of Form N-1A requires the Registrant to include in the Average Annual Total Returns Table the returns of an appropriate broad-based securities market index, as defined in Instruction 5 to Item 27(b)(7) of Form N-1A. Instruction 5 defines an “appropriate broad-based securities market index” as one that is administered by an organization that is not an affiliated person of the Fund, its investment adviser, or principal underwriter, unless the index is widely recognized and used. Form N-1A does not provide any details on what the components of a broad-based index should be; however, the Registrant understands the purpose of the requirement is to provide investors with a meaningful comparison of the fund’s performance against the broader market. The Registrant believes that an “appropriate” broad-based index could contemplate characteristics of the fund such as the capitalization, investment focus and the investment style (e.g., growth or value) used to manage the fund, among others, as long as the index is broad-based. The Registrant believes that its Portfolios utilize primary comparative indices that are widely recognized and used in the industry, including those created by Standard & Poor’s (S&P), Russell, MSCI, and Barclays. In addition, the indices include a large number of issuers comparable to the types of companies in which the Portfolios primarily invest and include issuers across economic sectors and industries. For example, the Russell 2000® Growth Index contained 1,194 securities across economic sectors and industries as of December 31, 2015, which the Registrant believes is an appropriate representation of the broader small cap growth market that provides an appropriate and meaningful performance comparison for investors in the Small Cap Growth Portfolio. The Registrant also notes that a description of the indices used for performance comparison are made available to investors in Appendix A to the Prospectus. Accordingly, the Registrant believes that the primary indices used for performance comparisons for its Portfolios provide investors with appropriate information about how the Portfolio is performing against the broader market in accordance with Item 4(b)(2)(iii) of Form N-1A.

25)	Comment: With respect to the Small Cap Value Portfolio, please clarify whether the Portfolio will buy foreign stocks traded in local currencies on foreign exchanges.

Response: The Registrant supplementally confirms that the Small Cap Value Portfolio has the authority to buy foreign stocks traded in local currencies on foreign exchanges. The disclosure under “Principal Investment Strategies” states that foreign exposure is not limited to ADRs but may also include the securities of foreign issuers, including those located in emerging markets. The Registrant believes that the related “Foreign Investing Risk” accurately describes the risks associated with such investments, including foreign currency risk, liquidity risk, and other risks associated with investing in the securities of foreign issuers. Accordingly, the Registrant believes that the current disclosure accurately describes the Portfolio’s foreign investing authority and the related risks, and respectfully declines to make further revisions.

26)

Comment: With respect to the International Growth Portfolio, describe in the “Principal Investment Strategies” section how the Portfolio will invest its assets in investments that are economically tied to a number of countries throughout the world. (See “Investment Company Names,” Release No. IC-24828, at footnote 42 (Jan. 17, 2001)). For example, the Portfolio could include a policy that under normal market conditions, it will invest significantly (at least 40% of its assets, unless market conditions are deemed unfavorable, in which case the Portfolio would invest at least 30% of its assets) in companies organized or located in multiple countries located outside of the U.S. or doing a substantial amount of business in multiple countries outside of the U.S. Also, with respect to the Portfolio’s “economically tied” test, please clarify that substantial revenues or profits (i.e., 50% or more) are derived from goods produced or sold from, or investments made, or services performed in, an included country. This comment also applies to the International Equity and Research International Core Portfolios.

Response: In the adopting release to Rule 35d-1, the Staff acknowledged that the term “international” does not subject the fund to the requirements of the rule because the term does not connote a type of investment but rather connotes diversification among investments in a number of different countries throughout the world. However, the Staff also acknowledged that it “would expect, however, that investment companies using [this term] in their names will invest their assets in investments that are tied economically to a number of countries throughout the world.” The Registrant believes that its international Portfolios broadly diversify their investments in a number of countries throughout the world. For example, the Schedule of Investments for the International Growth Portfolio dated December 31, 2015, shows investments in approximately 25 different countries and territories throughout the world. The Schedules of Investment for the International Equity and Research International Core Portfolios similarly demonstrate broad country diversification. Accordingly, the Registrant does not believe it is necessary to adopt an additional investment policy for the Portfolios relating to country diversification.

With respect to the Registrant’s economically tied test, the Registrant confirms that it considers the revenues and profits generated from operations within a particular country. Specifically, the Registrant considers a variety of factors to determine whether a security is economically tied to a particular country, including where the company is organized or principally operates, the principal trading market for the company’s securities, and where the company derives a majority of its income from operations or has a majority of its assets. These factors are disclosed under “More About Principal Investment Strategies and Risks – Foreign Securities” in the Registrant’s Item 9 disclosure.

27)	The following comments relate to the Government Money Market Portfolio:

a)	Comment: Please consider adding the following to the narrative disclosure in the “Performance” section of the Portfolio’s Summary:

“Prior to [transition date], the Portfolio operated as a prime money market fund and invested in certain types of securities that the Portfolio is no longer permitted to hold. Consequently, the performance information below may have been different if the current investment limitations had been in effect during the period prior to the Portfolio’s conversion to a government money market fund.”

Response: In response to the Staff’s comment, the following language was added to the narrative disclosure to the “Performance” section of the Government Money Market Portfolio’s Summary:

“Prior to May 1, 2016, the Portfolio operated as a prime money market fund and invested in certain types of securities that the Portfolio is no longer permitted to hold. Consequently, the performance information below may have been different if the current investment limitations had been in effect during the period prior to the Portfolio’s conversion to a government money market fund.”

b)	Comment: In the “Average Annual Total Return” table, please delete the Lipper Variable Insurance Products (VIP) Money Market Instrument Funds Average.

The Staff notes that a money market fund is not required to show a comparative index in the table.

Response: In response to the Staff’s comment, the Registrant has deleted the returns of the Lipper peer group category from the “Average Annual Total Return” table for the Government Money Market Portfolio.

28)

Comment: With respect to the Short-Term Bond Portfolio, if the Portfolio changed its primary index during the last year and the Barclays® U.S. Aggregate 1-3 Years Index was the primary index used during the last year, please provide the disclosures required by Item 4(b)(2) and instruction 2(c). Please make a conforming change in the disclosure for each Portfolio where there has been a change in the primary index in the prior year.

Response: The Registrant confirms supplementally that the Short-Term Bond Portfolio did not change its primary index during the last year (i.e., fiscal 2015). Rather, in connection with the appointment of the Portfolio’s current sub-adviser, effective October 31, 2014, the Portfolio’s primary index changed from the Barclays® U.S. Aggregate 1-3 Years Index to the Barclays® 1-3 Year U.S. Government/Credit Bond Index. Accordingly, in accordance with instruction 2(c) to Item 4(b)(2) of Form N-1A, the Registrant provided information for both the new primary index and the former primary index in Post-Effective Amendment No. 58 to the Registration Statement dated May 1, 2015. The former primary index has now been deleted from Post-Effective Amendment No. 62 because the requirements of instruction 2(c) to Item 4(b)(2) have been fulfilled. The Registrant notes supplementally that only the International Growth Portfolio changed its primary index during fiscal 2015 in connection with the appointment of a new sub-adviser. The Registrant confirms that this change has been disclosed, including in accordance with instruction 2(c) of Item 4(b)(2).

29)	Comment: For each Fixed Income Portfolio that includes an “Interest Rate Risk” factor in the “Principal Risks” section, please add risk disclosure related to duration.

Response: In response to the Staff’s comment, the Registrant has revised the “Interest Rate Risk” factor for the Fixed Income Portfolios (except the Government Money Market Portfolio) and the Asset Allocation Portfolios, as applicable, to reflect disclosure relating to duration risk. The Registrant notes, however, that the “Interest Rate Risk” factor for the Long-Term U.S. Government Bond Portfolio already includes risk disclosure related to duration and, therefore, no revisions were made to that disclosure.

30)

Comment: For Portfolios that disclose principal investment strategies that include investment in certain derivative instruments, please explain supplementally how the Registrant will value derivative instruments for purposes of the Portfolio’s 80% investment policy. Please note that Rule 35d-1 under the 1940 Act is based upon a fund’s assets and, in the Staff’s view, the notional value of derivative instruments should not be the basis for their valuation as included in the fund’s 80% investment policy. Please supplementally confirm that such Portfolios use market valuation.

Response: The Registrant supplementally confirms that it uses the market value of derivative instruments to value derivative instruments for purposes of a Portfolio’s 80% policy, except for credit default swaps (CDS) where the Portfolio is selling protection. Based on the characteristics of the CDS where protection is sold, the Registrant believes that the notional value is a more appropriate measure of a Portfolio’s real economic exposure than market value.

31)	The following comments relating to the Long-Term U.S. Government Bond Portfolio:

a)

Comment: With respect to the Long-Term U.S. Government Bond Portfolio, please delete or revise, as appropriate, the following sentence that appears in the third paragraph of the “Principal Investment Strategies” section, as the Staff believes the disclosure is inconsistent with the Portfolio’s 80% investment policy articulated in the first paragraph of the same section:

“The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or interest rate swap agreements (to take a position on interest rates moving either up or down), in municipal bonds or in mortgage- or asset-backed securities, subject to the Portfolio’s objective and the Fund’s policies.”

Response: The Portfolio has adopted a policy under Rule 35d-1 to invest under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed income U.S. Government Securities. The Registrant notes that when calculating the 80% requirement, the Registrant may include in the calculation derivative instruments that allow the Portfolio to gain economic exposure to fixed income U.S. Government Securities. The Registrant notes that the articulation of the 80% policy in the first paragraph indicates that the U.S. Government Securities may be represented by derivative instruments. Accordingly, the Registrant believes that the language identified in the comment is consistent with the Portfolio’s 80% investment policy articulated in the first paragraph. Respectfully, the Registrant does not believe that further revisions are necessary.

b)

Comment: Please clarify whether the municipal bonds held by the Portfolio will be subject to the same quality restrictions applied to all other non-U.S. Government Securities. If not, please disclose whether the Portfolio will invest in municipal bonds of issuers located in Puerto Rico.

Response: The Registrant confirms supplementally that the municipal bonds held by the Portfolio are subject to the same quality restrictions as the Portfolio’s other non-U.S. Government Securities, and subject to the additional quality restrictions for non-U.S. Government Securities identified in the penultimate paragraph under “Principal Investment Strategies” in the Portfolio’s Summary. In addition, the Registrant supplementally confirms that the Portfolio does not invest in municipal bonds of issuers located in Puerto Rico.

c)

Comment: The “Principal Investment Strategies” disclosure indicates that “[t]he Portfolio may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.” Please clarify whether the Portfolio will invest in such investments. If not, please move the disclosure after the Portfolio’s Item 9 disclosure.

Response: The Registrant confirms supplementally that the Portfolio’s principal investment strategies include the authority to invest in such securities, although the Portfolio may be invested in such securities to a greater or lesser extent at a particular time. Accordingly, the Registrant believes that the disclosure should remain within the description of the Portfolio’s principal investment strategies and declines to make further revisions or move the disclosure after the Portfolio’s Item 9 disclosure.

32)	The following comments relate to the High Yield Bond Portfolio:

a)

Comment: Please consider including disclosure that references the principal sectors in which the Portfolio will invest, for example, Energy, Gas & Oil, etc. The Staff notes that a significant percentage of below-investment grade debt issuers are within these particular sectors.

Response: The Portfolio invests across the full range of high yield industries and sectors as designated by the Portfolio’s primary benchmark, the Barclays® U.S. Corporate High Yield 2% Issuer Capped Index, which includes sectors such as Energy and Metals and others. The Registrant notes supplementally that its annual and semi-annual reports to shareholders include information regarding the Portfolio’s sector allocation as of the end of the period covered by those reports. Accordingly, the Registrant believes that a reference to specific sectors would place undue emphasis on those sectors, and respectfully declines to make the requested revision.

b)

Comment: With respect to the Portfolio’s investment in bank loans, please clarify if the Portfolio will only invest in senior loans. If not, please indicate that the Portfolio may invest, if principal, in subordinated loans and include a related risk factor or clarify the current risk factor relating to levered loans.

Response: Upon further review, the Registrant has concluded that investing in levered loans is not a principal investment strategy of the Portfolio. Accordingly, the Registrant has moved the disclosure relating to levered loans to the SAI. The Registrant notes supplementally, however, that with respect to the Portfolio’s non-principal investments in levered loans, the Portfolio could invest in senior or subordinated bank loans, but notes that most loans are senior.

c)	Comment: The Staff believes that the current risk disclosure relating to levered loans does not describe the risks associated with the fact that bank loans can take significantly longer than seven days to settle. Specifically, this can translate into a risk to investors that they are not paid in a timely manner or that the Portfolio may be forced to incur losses in order to pay redemption proceeds on time. The Staff also believes that the current disclosure relating to levered loans does not describe that investment in bank loans may not be securities and, therefore, may not have the protections afforded by the federal securities laws. Please supplementally explain whether the Registrant has considered adding these risks as a principal risk of investing in the Portfolio. If the Registrant has determined they are not principal risks, please explain the rationale for that determination. Otherwise, please revise the Portfolio’s principal risk disclosure to include these risks as principal risks of investing in the Portfolio.

Response: As noted in response to the previous comment, the Registrant has moved the disclosure relating to levered loans to the SAI as it has determined upon further review that such investments are not principal to the Portfolio’s investment strategies. Further, in response to the Staff’s comment, the Registrant has added risk disclosure relating to the potential for a longer settle period for such loans, which could pose liquidity risk to the Portfolio and impair its ability to meet redemptions in a timely manner. The Registrant has also added disclosure to the effect that such loans may not be securities and therefore may not have the protections afforded by the federal securities laws.

33)	The following comments relate to the Multi-Sector Bond Portfolio:

a)

Comments: The Staff’s previous comment relating to the treatment of derivative instruments for purpose of a Portfolio’s 80% investment policy under Rule 35d-1 (see Comment #30, above) applies to this Portfolio.

Response: Please refer to the Registrant’s response to Comment #30, above.

b)

Comments: The second paragraph in the “Principal Investment Strategies,” section indicates that “…the Portfolio may invest without limit in fixed income securities of issuers that are economically tied to emerging securities markets.” Please describe how the Registrant determines that a company is “economically tied” to an emerging market.

Response: As stated in response to Comment #26, the Registrant considers a variety of factors to determine whether a security is economically tied to a particular country, including where the company is organized or principally operates, the principal trading market for the company’s securities, and where the company derives a majority of its income from operations or has a majority of its assets. The adviser or sub-adviser has broad discretion to identify and invest in countries that it considers to qualify as emerging securities markets. Such countries include, but are not limited to, countries in the Morgan Stanley Capital International Emerging Markets IndexSM. However, an emerging securities market is generally considered by the Registrant to be one located in any country that is defined as an emerging or developing economy by the International Monetary Fund, the World Bank or its related organizations, or the United Nations or its authorities. See “More About Principal Investment Strategies and Risks – Foreign Securities” in the Registrant’s Item 9 disclosure.

c)

Comment: The Staff believes that the following sentence that appears in the third paragraph under “Principal Investment Strategies” is vague: “The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).” Please clarify the types of other contracts and investment techniques to be used or delete the sentence. If appropriate, move the disclosure to the Portfolio’s Item 9 disclosure, to a section regarding non-principal strategies, or to the Statement of Additional Information.

Response: In response to the Staff’s comment, the Registrant reviewed the language identified in the comment and believes that the language is an accurate description of other investment techniques that the sub-adviser may use as part of the principal investment strategy to gain market exposure to principal investments for the Portfolio. The disclosure seeks to provide context to the “other investment techniques” that may be used by including the parenthetical with a representative example of the types of techniques that may be used, without limiting the strategy to an exclusive list. In an attempt to clarify the disclosure, the Registrant has created a separate paragraph for the applicable text, which reads:

“The Portfolio may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. A short sale involves the sale of a security that is borrowed from a broker or other institution, and which must be purchased in the market at a later date and returned to the lender. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).”

d)

Comment: In the Average Annual Total Returns table, the Staff does not believe that the Barclays® Global Credit Hedged USD Index is a broad-based index. Please see the Staff’s previous comment regarding broad-based market indices (see Comment #24, above).

Response: Please refer to the Registrant’s response to Comment #24 for its understanding of the requirement to show an “appropriate broad-based market index” under Item 4(b)(2)(iii) of Form N-1A. With respect to the Barclays® Global Credit Hedged USD Index (“Index”), the Registrant notes that indices constructed by Barclays are widely recognized and used within the industry to measure the bond market. Specifically, as of December 31, 2015, the Index contained over 15,000 issues, including both investment and non-investment grade bonds. In addition, issuers included both corporate and non-corporate issuers from various sectors and covered 113 countries located in developed and emerging markets. Based on the broad coverage of issues, credit quality, issuers and geographic diversification throughout the world, the Registrant believes that the Index provides investors with appropriate information about how the Portfolio is performing against the broader market in accordance with Item 4(b)(2)(iii) of Form N-1A.

34)	With respect to the Balanced Portfolio:

a)

Comment: Please explain supplementally why the Portfolio’s fees have been restated as indicated in footnote 2 to the Fees and Expenses Table. This comment applies to any Portfolio with restated expenses in the Fees and Expenses Table.

Response: The Registrant confirms that expenses have not been restated from those incurred in fiscal 2015 for the Balanced Portfolio, or any of the Registrant’s other Portfolios, and the footnote has been removed. At the time the Registrant filed Post-Effective Amendment No. 61, it did not yet have available final financial information. The footnote was a holdover from Post-Effective Amendment No. 58, in which expenses for the Balanced and Asset Allocation Portfolios were restated from those incurred in fiscal 2014. The purpose for the restatement was explained in response to Comment #24(a) in the Registrant’s letter to the Staff dated April 30, 2015 and filed in connection with Post-Effective Amendment No. 58.

b)	Comment: Under the “Principal Investment Strategies,” please disclose that the Portfolio would expect to invest at least 25% of its net assets in fixed income securities.

Response: The Registrant notes supplementally that the term “balanced” in a fund’s name does not subject the fund to the requirements of Rule 35d-1 under the 1940 Act, but acknowledges that it is the Staff’s position that such a fund should invest at least 25% of its assets in fixed income securities and at least 25% of its assets in equities. (See “Investment Company Names,” Release No. IC-24828, at footnote 42 (Jan. 17, 2001)). The Registrant believes that the table set forth under the “Principal Investment Strategies” in the Portfolio’s Summary clearly and adequately discloses to investors that the Portfolio’s fixed income exposure is normally expected to be 40-60% of the Portfolio’s assets. Accordingly, the Registrant believes that an additional statement regarding the Portfolio’s expectation to allocate at least 25% of its assets in fixed income investments, which is significantly below the stated range, may potentially be confusing to investors. As a result, the Registrant respectfully declines to add the requested statement.

c)	Comment: If accurate, please disclose in the “Affiliated Portfolio Risk” factor that affiliated portfolios may pay higher fees to the adviser than unaffiliated portfolios.

Response: The Portfolio operates as an affiliated fund of funds in reliance on Section 12(d)(1)(G) of the 1940 Act. As a result, the principal investment strategies do not include investment in unaffiliated mutual funds. Accordingly, the Registrant deems the requested disclosure to be inapplicable.

35)	Comment: For Portfolios that include a “Geographic Concentration Risk” factor, please disclose the principal risk posed to the Portfolio by any particular country or region.

Response: The Registrant confirms supplementally that it is not a principal investment strategy or other investment policy for any of its Portfolios that include a “Geographic Concentration Risk” factor to invest in a particular geographic region. Rather, the geographic exposure of any such Portfolio is the result, but not the purpose, of the Portfolio’s stock selection process, and exposure may change over time. Accordingly, the Registrant believes that the current prospectus disclosure is accurate and adequate, and respectfully declines to make further revisions. To the extent that the Portfolios’ principal investment strategies change to include investment in a particular geographic region, the Registrant would revisit the risk disclosure and make revisions as appropriate.

36)

Comment: Please revise the heading “More About Investment Strategies and Risks” that appears in the Registrant’s Statutory Prospectus to “More About Principal Investment Strategies and Principal Risks.”

Response: The Registrant notes that the heading “More About Investment Strategies and Risks” in the Statutory Prospectus is a top-level heading for the sub-headings entitled “General Information,” “More About Principal Investment Strategies and Risks,” and “Non-Principal Investment Strategies and Risks”. Accordingly, the Registrant believes that the heading continues to be appropriate and respectfully declines to make the requested revision.

37)

Comment: Under the heading entitled “More About Investment Strategies and Risks” – General Information – Investment Policies” in the Registrant’s Statutory Prospectus, please delete the reference to Rule 35d-1 in the last sentence of that section and replace it with a reference to the 80% policy.

Response: The Registrant has made the requested revision.

38)

Comment: Please review the disclosure under “More About Principal Investment Strategies and Risks” in the Prospectus to ensure that only principal investment strategies and principal risks are disclosed. Please move any non-principal investment strategies or risks to another section of the Prospectus or to the Statement of Additional Information.

Response: In response to the Staff’s comment, the Registrant has reviewed the disclosure under “More About Principal Investment Strategies and Risks,” and determined that investments in levered loans is no longer a principal investment strategy for the High Yield Bond Portfolio or other Portfolios. Accordingly, the disclosure relating to levered loans was moved to the Statement of Additional Information. The Registrant believes that only principal investment strategies and risks are disclosed under “More about Principal Investment Strategies and Risks.”

39)

Comment: Under the heading “Levered Loans” in the Prospectus section entitled “More About Principal Investment Strategies and Risks,” please address the comments provided above relating to the High Yield Bond Portfolio’s investment in bank loans. Please also address how the Portfolio intends to meet short-term liquidity needs that may arise as a result of a lengthy settlement period for bank loans.

Response: As indicated in the response to Comment #32(b), the disclosure relating to levered loans has been moved to the Statement of Additional Information. Because investments in levered loans are not a principal investment strategy of the Portfolio, the Registrant does not believe that the potential for a longer settlement period for such loans poses a principal risk to the short-term liquidity needs of the Portfolio.

40)

Comment: Please include the following sentence that appears under the heading “More About Principal Investment Strategies and Risks – Repurchase Agreements” of the Registrant’s Statutory Prospectus in “Principal Investment Strategies” section the Government Money Market Portfolio’s Summary: “The Government Money Market Portfolio may invest 100% of its assets in repurchase agreements that are fully collateralized by U.S. government securities.”

Response: In response to the Staff’s comment, the following sentence has been added as the second sentence under the Portfolio’s “Principal Investment Strategies” section:

“The Portfolio may invest 100% of its total assets in such repurchase agreements.”

41)

Comment: With respect to Portfolios that will engage in short sales as part of their principal investment strategies (see, e.g., Long-Term U.S. Government Bond and Multi-Sector Bond Portfolios), please supplementally confirm to the Staff that dividends and interest on securities sold short are included in the “Other Expenses” line in the “Fees and Expenses” table of each such Portfolio. If not, and if required, please include a separate line item for such expenses.

Response: The Registrant supplementally confirms that any dividends and interest on securities sold short would be included in the “Other Expenses” line in the “Fees and Expenses” table for each such Portfolio. Further, the Registrant supplementally confirms that it would include a separate line item if such expenses amounted to 0.01% (one basis point) or greater.

42)	Comment: Please revise the heading entitled “Other Investment Strategies and Risks” in the Prospectus to “Non-Principal Strategies and Risks,” if accurate.

Response: The Registrant has made the requested revision.

43)

Comment: Under the heading “Other Investment Strategies and Risks – Temporary Defensive Investments and Cash Reserves” in the Registrant’s Statutory Prospectus, please disclose that taking temporary defensive positions may be inconsistent with a Portfolio’s principal investment strategies. (See Item 9(b) of Form N-1A)

Response: In response to the Staff’s comment, the fourth sentence under the heading noted in the comment has been revised as follows:

“Temporary defensive investments may be inconsistent with a Portfolio’s principal investment strategies and generally include cash, cash equivalents such as commercial paper, money market instruments, short-term debt securities, U.S. government securities or repurchase agreements.” (emphasis added)

44)

Comment: In the first paragraph under the heading “The Investment Adviser and Sub-Advisers – Advisory Fees” in the Registrant’s Statutory Prospectus, please include the date or dates of the next annual or semi-annual shareholder report in which the discussion of the basis for the approval of investment advisory agreements by the Registrant’s Board of Directors will appear.

Response: In response to the Staff’s comment, the last sentence of the first paragraph under the heading noted in the comment was revised to state that the Board of Directors’ discussions regarding the approval of advisory and sub-advisory agreements will appear each year in the Fund’s annual shareholder report dated December 31 and the semi-annual shareholder report dated June 30.

45)	The following comments relate to the Statement of Additional Information (“SAI”):

a)

Comment: With respect to fundamental investment restriction number 1 regarding “Industry Concentration,” please provide adjacent narrative disclosure explaining the meaning of industry concentration within the 1940 Act and the applicable rules and regulations thereunder.

Response: In response to the Staff’s comment, the following language has been added to the adjacent narrative disclosure relating to fundamental investment restriction number 1 to clarify that industry concentration is considered by the Registrant to be an investment of more than 25% of total assets:

“…the Fund considers a Portfolio’s investments to be “concentrated” in a particular industry if more than 25% of the Portfolio’s total assets are invested in that industry as classified by Bloomberg L.P. and/or as otherwise provided in the parenthetical note to the restriction.”

b)

Comment: In the first paragraph under the heading “More About the Portfolios’ Objectives and Strategies – Short Sales”, please review the following sentence for accuracy: “Short sales involve the same fundamental risk as short sales against the box, as described in the paragraph below.” The Staff notes that the sentence seems to contemplate a short sale against the box as opposed to a naked short sale. Accordingly, the risks involved in each transaction would be somewhat different. A Portfolio would not lose upside potential if it entered into a naked short sale since it did not own the underlying stock as opposed to a short against the box where it did own the stock.

Response: In response to the Staff’s comment, the “Short Sales” disclosure has been reviewed and revised to clarify and enhance the description of and risks associated with short sales transactions in which the Portfolios may engage. In addition to other revisions, the disclosure relating to short sales against the box has been revised as follows:

“A short sale is “against the box” to the extent that the Portfolio contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. In a short sale against the box, if the value of the securities sold short increases prior to the scheduled delivery date, the Portfolio will lose the opportunity to participate in the gain.”

c)

Comment: Under the section entitled “Management of the Fund,” please include all information relating to the Registrant’s directors in the SAI as opposed to an appendix, as required by Form N-1A, in particular Item 17.

Response: The General Instructions to Form N-1A provide registrants with a certain level of flexibility with respect to the organization of information required by the disclosure items of the form. Specifically, the general instructions provide that a registrant should use document design techniques that promote effective communication (see General Instruction C.1(a)) and should organize information in the prospectus and SAI in order to make it easy to understand (see General Instruction C.3(a)). With the exception of Items 2 through 8, the Registrant does not understand Form N-1A to require the disclosure for other items to appear in a particular order or to prohibit particular design techniques so long as the disclosure requirements of the Form’s Items are satisfied. The Registrant believes that the use of appendices is a permissible design technique that promotes effective communication of the required information. In addition, the Registrant believes that the information within Appendix B satisfies the disclosure and format requirements of Item 17. The Registrant supplementally confirms that it considers all Appendices to be a part of, and not separate from, the SAI for all purposes, including investor requests. Accordingly, the Registrant respectfully declines to make the requested revision.

d)

Comment: Under the heading “Management of the Fund – Board Committees,” please consider providing more fulsome disclosure on the procedures followed to select director nominees (i.e., qualifications, etc.).

Response: In response to the Staff’s comment, the disclosure has been revised to identify the criteria used by the Nominating Committee to identify director candidates.

e)	Comment: Under the heading “Board Role in Risk Oversight,” please clarify who sends the periodic reports on the Registrant’s risk management practices for review by the Board of Directors.

Response: The disclosure has been revised to reflect the sources of the periodic reports provided to the Board of Directors on the Registrant’s risk management practices.

f)

Comment: Under the heading “More About the Portfolios’ Objectives and Strategies – Derivative Instruments,” please note it is the Staff’s position that with respect to credit default swaps (CDS) where the Portfolio is the seller that the Portfolio must set aside the full notional amount of the obligations. The Staff has not explicitly permitted an offset for CDS. Using offsetting positions for a limited universe of positions was permitted in the Dreyfus no-action letter; however, the Staff notes that the Dreyfus no-action letter only applied to written put options, written call options, and sold calls on futures and forwards. (See Dreyfus Strategic Investment & Dreyfus Strategic Income, publ. avail. June 22, 1987, Staff No-Action Letter Response.) Nevertheless, please confirm that for any offset the counterparty is the same and the terms, including maturity, are the same.

Response: In connection with credit default swaps in which a Portfolio is the seller, the Portfolio will segregate or “earmark” cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Portfolio). To the extent that a Portfolio enters into an offsetting position, the offsetting transaction may or may not be with the same counterparty and may or may not have the exact same terms, including maturity.

On behalf of the Registrant, this letter sets forth the representations requested by the Staff with respect to the above-referenced filing.

The Registrant acknowledges that:

•	The Registrant is responsible for the adequacy and accuracy of the disclosure in Post-Effective Amendment No. 62 to the Registration Statement;

•	The lack of Staff comments does not foreclose the SEC from taking any action with respect to the filing; and

•	The Registrant may not assert the lack of Staff comments as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

We are hopeful that the changes discussed in this correspondence adequately address the comments provided by the Staff. As indicated in the correspondence filed in connection with Post-Effective Amendment No. 61 on February 19, 2016, our intention is that Post-Effective Amendment No. 62 become effective on May 1, 2016, in accordance with paragraph (b) of Rule 485. Please call the undersigned at (414) 665-3487, or Lesli H. McLinden at (414) 665-6137, with any questions or comments about this filing.

Regards,

/s/ MICHAEL J. CONMEY

Michael J. Conmey

Assistant General Counsel

Northwestern Mutual